Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Leisure Portfolio - Select Leisure Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918